UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: January 31, 2016

Date of reporting period: December 31, 2015

Item 1.	Schedule of Investments

The Advisors’ Inner Circle Fund II	CHAMPLAIN EMERGING
MARKETS FUND
December 31, 2015
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.0%
	Shares	Value
AUSTRIA — 1.9%
Erste Group Bank	1,600	$50,440

CHINA — 20.5%
3SBio*	20,000	28,077
Alibaba Group Holding ADR*	1,100	89,397
Haitian International Holdings	28,000	40,898
JD.com ADR*	1,900	61,304
Ping An Insurance Group of China, Cl H	10,000	55,230
Shandong Weigao Group Medical Polymer, Cl H	55,000	37,826
Shenzhou International Group Holdings	9,800	56,516
Sihuan Pharmaceutical Holdings Group (A)	66,000	33,528
Tencent Holdings	5,700	112,163
Want Want China Holdings	50,000	37,215

		552,154

HONG KONG — 6.3%
AIA Group	16,000	96,167
Techtronic Industries	18,000	73,432

		169,599

INDIA — 11.0%
Axis Bank	5,400	36,652
Bharat Forge	2,800	37,753
Divi’s Laboratories	1,500	26,224
Fortis Healthcare*	10,000	27,216
HDFC Bank	3,020	62,084
Infosys ADR	3,000	50,250
Sun Pharmaceutical Industries	4,500	55,957

		296,136

INDONESIA — 4.7%
Astra International	90,000	39,055
PT Bank Rakyat Indonesia Persero	50,000	41,398

1	CHAMPLAIN INVESTMENT	PARTNERS

The Advisors’ Inner Circle Fund II	CHAMPLAIN EMERGING
MARKETS FUND
December 31, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDONESIA — continued
PT Matahari Department Store	37,000	$47,090

		127,543

JAPAN — 1.1%
Nexon	1,800	29,282

MACAO — 1.8%
Sands China	14,000	47,869

MALAYSIA — 1.8%
IHH Healthcare Bhd	32,000	49,009

MEXICO — 14.6%
Alsea	15,000	52,090
Arca Continental	12,500	75,923
Banregio Grupo Financiero	9,024	46,255
Gruma, Cl B	2,000	28,054
Grupo Aeroportuario del Centro Norte, Cl B	5,500	26,682
Grupo Bimbo, Ser A*	17,000	45,325
Grupo Herdez	19,000	49,357
Nemak	51,000	69,097

		392,783

PHILIPPINES — 12.4%
Ayala	3,000	48,155
D&L Industries	260,000	50,558
GT Capital Holdings	2,200	61,798
Jollibee Foods	12,800	59,530
Security Bank	15,000	45,190
Universal Robina	17,500	69,296

		334,527

RUSSIA — 1.0%
Mail.Ru Group GDR*	1,200	27,060

2	CHAMPLAIN INVESTMENT	PARTNERS

The Advisors’ Inner Circle Fund II	CHAMPLAIN EMERGING
MARKETS FUND
December 31, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA — 8.4%
Hanmi Pharmaceuticals*	51	$31,664
LG Household & Health Care	50	44,381
LIG Nex1*	220	19,419
NAVER	90	50,369
NCSOFT	210	37,966
Orion*	43	42,580

		226,379

TAIWAN — 4.1%
Hermes Microvision	1,500	54,571
Taiwan Semiconductor Manufacturing	13,000	56,366

		110,937

UNITED STATES — 4.5%
Nexteer Automotive Group	56,000	62,147
Yum! Brands	800	58,440

		120,587

VIETNAM — 2.1%
Bank for Foreign Trade of Vietnam	28,900	56,425

TOTAL COMMON STOCK (Cost $2,559,505)		2,590,730

CASH EQUIVALENT — 4.8%**
Morgan Stanley Liquidity Prime, 0.100%	130,131	130,131

TOTAL INVESTMENTS— 100.9% (Cost $2,689,636) †		$2,720,861

Percentages are based on Net Assets of $2,697,992.

*	Non-income producing security.
**	Rate reported is the 7-day effective yield as of December 31, 2015.

(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of December 31, 2015, was $33,528 and represented 1.2% of net assets.

3	CHAMPLAIN INVESTMENT	PARTNERS

The Advisors’ Inner Circle Fund II	CHAMPLAIN EMERGING
MARKETS FUND
December 31, 2015
(Unaudited)

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

Ser — Series

†	At December 31, 2015, the tax basis cost of the Fund’s investments was $2,689,636, and the unrealized appreciation and depreciation were $146,949 and $(115,724) respectively.

The list of inputs used to value the Fund’s net assets as of December 31, 2015 is as follows:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Austria	$50,440	$—	$—	$50,440
China	518,626	—	33,528	552,154
Hong Kong	169,599	—	—	169,599
India	296,136	—	—	296,136
Indonesia	127,543	—	—	127,543
Japan	29,282	—	—	29,282
Macao	47,869	—	—	47,869
Malaysia	49,009	—	—	49,009
Mexico	392,783	—	—	392,783
Philippines	334,527	—	—	334,527
Russia	27,060	—	—	27,060
South Korea	226,379	—	—	226,379
Taiwan	110,937	—	—	110,937
United States	120,587	—	—	120,587
Vietnam	56,425	—	—	56,425

Total Common Stock	2,557,202	—	33,528	2,590,730
Cash Equivalent	130,131	—	—	130,131

Total Investments in Securities	$2,687,333	$—	$33,528	$2,720,861

4	CHAMPLAIN INVESTMENT	PARTNERS

The Advisors’ Inner Circle Fund II	CHAMPLAIN EMERGING
MARKETS FUND
December 31, 2015
(Unaudited)

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Investment companies are valued at Net Asset Value. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees (the “Board”). The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Trust’s Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of December 31, 2015, the total market value of securities in the Fund valued in accordance with fair value procedures was $33,528 or 1.2% of the Fund’s net assets.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset values. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Champlain Investment Partners, LLC (the “Adviser”), of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called.

The Fund uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

5	CHAMPLAIN INVESTMENT	PARTNERS

The Advisors’ Inner Circle Fund II	CHAMPLAIN EMERGING
MARKETS FUND
December 31, 2015
(Unaudited)

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•

Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment spreads, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stock
Beginning Balance as of September 30, 2015	$33,664
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in appreciation/ (depreciation)	(136)
Purchases	—
Sales	—
Transfer into Level 3	—
Transfer out of Level 3	—

Ending Balance as of December 31, 2015	$33,528

Change in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(136)

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of December 31, 2015. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs:

	Fair Value at	Valuation	Unobservable
Assets	December 31, 2015	Technique(s)	Input
Common Stock	$33,528	Discount Trade Price	10% Discount Factor

6	CHAMPLAIN INVESTMENT	PARTNERS

The Advisors’ Inner Circle Fund II	CHAMPLAIN EMERGING
MARKETS FUND
December 31, 2015
(Unaudited)

For details of investment classifications, reference the Schedules of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For the period ended December 31, 2015, there have been no significant changes to the Funds’ fair value methodologies and there have been no transfers between Level 1 and Level 2 assets and liabilities.

CSC-QH-004-0100

7	CHAMPLAIN INVESTMENT	PARTNERS

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: February 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: February 25, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: February 25, 2016